Risks, Uncertainties, and Concentrations - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Cash insured with federal deposit insurance corporation	$ 250	$ 250	$ 250	$ 250
Cash uninsured	$ 22,209		$ 16,307	$ 6,700
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	12.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Five Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.00%	34.00%	32.00%	28.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Five Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%